GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative Expense [Line Items]
General and administrative expenses	$ 9,567	$ 16,219	$ 28,586
Payroll and related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	4,515	7,035	10,521
Share-based payments
General And Administrative Expense [Line Items]
General and administrative expenses	550	1,560	3,971
Professional services and supply chain
General And Administrative Expense [Line Items]
General and administrative expenses	3,118	5,391	10,787
Medical affairs
General And Administrative Expense [Line Items]
General and administrative expenses	131	818	1,214
Office-related expenses
General And Administrative Expense [Line Items]
General and administrative expenses	749	958	1,434
Other
General And Administrative Expense [Line Items]
General and administrative expenses	$ 504	$ 457	$ 659